SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Q1) (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 23, 2024 USD ($)	Mar. 31, 2024 USD ($) segment	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Concentration Risk [Line Items]
Accumulated deficit		$ 36,148		$ 36,565	$ 26,332
Cash flows used in operating activities		1,878	$ (379)	3,976	14,518
Working capital		(1,400)		(9,100)
Cash and cash equivalents		$ 1,668		$ 331	$ 3,546
Number of operating segments | segment		1		1
Number of reportable segments | segment		1		1
Cash in excess of insured limits		$ 1,300
8% Secured Convertible Notes, due January 23, 2026 | Convertible Debt
Concentration Risk [Line Items]
Aggregate principal amount	$ 6,400
Interest rate (as percent)	8.00%
Debt instrument, term (in years)	2 years
12% Secured Term Notes, due January 23, 2026 | Secured Debt
Concentration Risk [Line Items]
Aggregate principal amount	$ 1,600
Interest rate (as percent)	12.00%
Debt instrument, term (in years)	2 years
Senior Secured Original Issue Discount Convertible Note | Convertible Notes Payable
Concentration Risk [Line Items]
Interest rate (as percent)		6.00%
Revenue from Contract with Customer Benchmark | One Customer | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage		14.00%	12.00%	14.00%	11.00%
Accounts Receivable | One Customer | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage					12.00%
Accounts Receivable | Two Customers | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage		23.00%		30.00%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | One Vendor
Concentration Risk [Line Items]
Concentration risk, percentage		60.00%	75.00%	86.00%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Two Vendor
Concentration Risk [Line Items]
Concentration risk, percentage					86.00%
Accounts Payable | Supplier Concentration Risk | One Vendor
Concentration Risk [Line Items]
Concentration risk, percentage		26.00%
Accounts Payable | Supplier Concentration Risk | Two Vendor
Concentration Risk [Line Items]
Concentration risk, percentage			30.00%	30.00%